Trade and Other Payables - Schedule of Trade and Other Payables (Details) - CAD ($) $ in Thousands		Dec. 31, 2019		Jan. 02, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade, current	[1]	$ 12,401			$ 5,935
Lease liabilities, current		286	[2]	$ 389		[2]
Total, current		12,687			5,935
Trade, noncurrent	[1]				7,194
Lease liabilities, noncurrent		934	[2]	$ 765		[2]
Total, noncurrent		$ 934			$ 7,194

[1]	At December 31, 2019, trade payables in current liabilities includes legal fees due to legal counsel of US$5,274, which was previously due January 31, 2020 but has been extended to December 24, 2020 (note 17(c)), and US$635 payable on completion of a partnering transaction. The former legal fees were included in non-current liabilities at December 31, 2018.
[2]	Lease liabilities relate to lease of offices, site hangers, yard storage, an office copier and one vehicle, which have remaining lease terms of 4 to 125 months and interest rates of 7.5% – 10.5% over the term of the leases. During the year ended December 31, 2019, the Group recognized $120 in interest expense on lease liabilities, which is included in finance expense in the loss for the year.